Related Party Transactions	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co.	An entity 100% owned by Yiyu Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Huizhi Wang	Principal shareholder of the Company
Juelin Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

2) Related party transactions

2021 Fiscal Year

During the year ended September 30, 2021, the Company purchased a total of $6,376,512 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2021, the Company had no outstanding balance of accounts payable to Taizhou Huadi. To lock down the prices for raw materials and hedge against price rise risk, the Company periodically pays Taizhou Huadi in advance. As of September 30, 2020, the Company had outstanding advance balance of USD $5,550,504 to Taizhou Huadi.

During the year ended September 30, 2021, the Company borrowed RMB 12,000,000 ($1,844,111 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. During fiscal year 2020, the Company has fully repaid.

During the year ended September 30, 2021, the Company borrowed RMB 6,500,000 ($998,894 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During fiscal year 2021, the Company fully repaid the loan.

During the year ended September 30, 2021, the Company borrowed RMB 12,000,000 ($1,844,111 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2021.

2020 Fiscal year

During the year ended September 30, 2020, the Company purchased a total of $14,521,129 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2020, the Company had no outstanding accounts payable balance and an outstanding advance balance of USD $5,342,512 to Taizhou Huadi. During the year ended September 30, 2020, the Company sold a total of $3,228,396 steel materials to Taizhou Huadi. As of September 30, 2020, the Company had accounts receivable of $1,880,762 from this entity.

Jueqin Wang periodically provides working capitals to support the Company’s operations when needed. During fiscal year 2020, Jueqin Wang advanced RMB 500,000 ($71,371 in USD) and no advance payment was made to the Company during fiscal year 2021. As of September 30, 2021, and 2020 and 2019, the Company had outstanding payable due to Jueqin Wang with an amount of $359,716, and $341,374 and $254,319, respectively. This represented unsecured, due on demand and interest free borrowings between the Company and Jueqin Wang.

During the year ended September 30, 2020, the Company borrowed RMB 10,000,000 ($1,427,429 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. During fiscal year 2020, the Company has fully repaid.

During the year ended September 30, 2020, the Company borrowed RMB 5,000,000 ($713,715 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During fiscal year 2020, the Company fully repaid the loan.

During the year ended September 30, 2020, the Company borrowed RMB 5,000,000 ($713,713 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2020.

During the year ended September 30, 2020, the Company borrowed RMB 1,000,000 ($142,743 in USD), from Di Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and interest free.

2019 Fiscal year

During the year ended September 30, 2019, the Company purchased a total of $11,641,219 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2019, the Company had no outstanding accounts payable balance to this entity. To lock down the prices for raw materials and hedge against price rise risk, the Company periodically pays Taizhou Huadi in advance. As of September 30, 2019, the Company had outstanding advance balance of $5,251,600 to Taizhou Huadi. During the year ended September 30, 2019, the Company sold a total of $1,276,462 steel materials to Taizhou Huadi Material Technology Co. As of September 30, 2019, the Company had accounts receivable of $498,125 from this entity.

During fiscal year 2019, the Company borrowed RMB 5,000,000 ($699,526 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. The borrowing is unsecured and due on demand with no fixed term. The balance has been fully paid in fiscal year 2020.

During the year ended September 30, 2019, the Company net borrowed RMB 5,000,000 ($699,526 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2020.

During the year ended September 30, 2019, the Company borrowed RMB 12,500,000 ($1,748,814 in USD), from Yiyu Wang, an immediate family member of majority shareholder of the Company, as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During fiscal year 2020, a total of RMB 6,260,000 ($893,571 in USD) was repaid by The Company, and as of September 30, 2020 the Company had outstanding payable due to Yiyu Wang with an amount of $919,053. During fiscal year 2021, the remaining balance was fully paid.

During the year ended September 30, 2019, the Company net borrowed RMB 5,000,000 ($699,526 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2020.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2021 and 2020:

Accounts	Name of related parties	2021	2020
Receivables from related parties:
Advances to suppliers	Taizhou Huadi Industrial Ltd.	$5,550,504	$5,342,512
Accounts receivable	Taizhou Huadi Industrial Ltd.	1,438,303	1,880,762
Other receivables	Huashang Micro Finance Co.	-	1,030,989
Accounts receivable	Taizhou Huadi Material Technology Co.	2,543,394	-
Liabilities to related parties:
Due to related parties	Di Wang	(155,198)	(147,284)
Due to related parties	Jueqin Wang	(359,716)	(341,374)
Due to related parties	Huizhi Wang	-	-
Due to related parties	Juelin Wang	-	-
Due to related parties	Yiyu Wang	-	(919,053)
Due to related parties	Bing Zhang	-	-